Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3	Dec. 31, 2021	Dec. 31, 2020
Min | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0032	0.0017
Max | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1848	0.1831
Asset backed securities | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Asset backed securities | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.20	112
Non-asset backed loans | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0200	0.0200
Non-asset backed loans | Min | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset backed loans | Min | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.05
Non-asset backed loans | Min | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0032
Non-asset backed loans | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset backed loans | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0300	0.0300
Non-asset backed loans | Max | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.12	104
Non-asset backed loans | Max | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.08
Non-asset backed loans | Max | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0811	0.0477
Non-asset backed loans | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.45	137
Corporate debt | Min | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt | Min | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0229	0
Corporate debt | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt | Max | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	104
Corporate debt | Max | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0854	0
Corporate debt | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2.84	127
Commercial Real Estate loans | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0068	0.0146
Commercial Real Estate loans | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0543	0.0483
Equity cash products | Min | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0026	0.0049
Equity cash products | Max | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0034	0.0049
Interest rate derivatives | Min | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.01
Interest rate derivatives | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0009	0.0017
Interest rate derivatives | Min | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	(0.20)
Interest rate derivatives | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Interest rate derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0031
Interest rate derivatives | Min | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0005	0.0006
Interest rate derivatives | Min | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	(0.30)
Interest rate derivatives | Min | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(1)	(0.20)
Interest rate derivatives | Max | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.03
Interest rate derivatives | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1848	0.1831
Interest rate derivatives | Max | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.13)	(0.13)
Interest rate derivatives | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.38	84
Interest rate derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0130	0.0227
Interest rate derivatives | Max | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0600	0.0489
Interest rate derivatives | Max | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.78	0.78
Interest rate derivatives | Max | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.99	0.99
Credit derivatives | Min | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0002	0.0005
Credit derivatives | Min | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Credit derivatives | Max | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2925	0.0480
Credit derivatives | Max | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	100
Equity derivatives | Min | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0129)	(0.0225)
Equity derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0.01
Equity derivatives | Min | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	(0.45)
Equity derivatives | Max | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0093	0.3000
Equity derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.08	1.10
Equity derivatives | Max | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1
Foreign exchange derivatives | Min | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Foreign exchange derivatives | Max | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	30